Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 09, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
EP Emerging Markets Small Companies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – EP Emerging Markets Small Companies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the EP Emerging Markets Small Companies Fund (the "Fund") is to seek long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Schedule" on page 55 of this prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies that are tied economically to emerging market countries. The Fund's sub-advisor defines small capitalization companies as those companies with market capitalizations, at the time of investment, of below $5 billion. The Fund's sub-advisor considers emerging market countries to be those countries that are, at the time of investment, included in the MSCI Emerging Markets Index. The Fund's sub-advisor considers a company to be economically tied to an emerging market country if (1) the company is organized under the laws of an emerging market country, or has its principal office in an emerging market country; (2) at the time of investment, the company derived at least 50% of its total revenues or profits during its most recently completed fiscal year from business activities in an emerging market country; or (3) the company's equity securities are primarily traded on an exchange in an emerging market country. The sub-advisor expects that from time to time the Fund will invest significant portions of its assets in the Asian and Latin American regions. The sub-advisor focuses the Fund's investments on small-capitalization companies that the sub-advisor believes are financially sound and stable but growing and make dividend distributions. The Fund's investments in equity securities may include common stock, preferred stocks, convertible stock and warrants.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Asia Region Risk. There are specific risks associated with investing in the Asia region, including the risk of political, economic, social and religious instability. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Geographic Concentration Risk. A fund that is less diversified across countries or geographic regions is generally riskier than a more geographically diversified fund. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting the value of investments is significantly greater for a fund that concentrates its investment in a particular region or regions than a more geographically diversified fund, and may result in greater losses and volatility. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Latin America Region Risk. Because the Fund's sub-advisor intends to focus the Fund's Latin America Region investments in Brazil, Mexico, Argentina, Colombia, Peru and Chile, the Fund's performance may be affected by social, political, and economic conditions within these countries and the region. In addition, the economy of each of these countries is generally characterized by high interest, inflation and unemployment rates. Currency fluctuations or devaluations in any country in the region can have a significant effect on the entire region. Because commodities such as agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investment depends on the judgment of the 'Fund's advisor or sub-advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Sector Risk. From time to time, the Fund may invest a significant amount of its total assets in each of certain sectors of the economy. Each of those sectors may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies, which may impact interest rates and currencies and affect corporate funding and international trade. Certain sectors may be more vulnerable than others to these factors. In addition, market sentiment and expectations toward a particular sector could affect a company's market valuation and access to equity funding. For example, as of October 31, 2018, 32.7% of the Fund's assets were invested in the consumer non-cyclical sector. Performance of companies in the consumer non-cyclical sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer non-cyclical sector are also affected by changes in government regulation, global economic, environmental and political events, and economic conditions.

Small-Cap Company Risk. Investments in securities of small capitalization companies may involve greater risks than investing in large capitalization companies because small sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small sized company stocks, can be volatile and cause the value of the Fund's shares to go up and down, sometimes dramatically.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant expires without being exercised, the Fund will lose any amount paid for the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund's website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. On August 31, 2015, the Fund's investment strategy changed. Accordingly, effective August 31, 2015, the Fund's performance benchmark is the MSCI EM Small Cap Index. The Fund's sub-advisor believes this index is a better performance benchmark for comparison to the Fund's performance in light of its investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-558-5851
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	19.92%	Quarter Ended 03/31/2012
Lowest Calendar Quarter Return at NAV	(22.86)%	Quarter Ended 09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Accordingly, effective August 31, 2015, the Fund's performance benchmark is the MSCI EM Small Cap Index. The Fund's sub-advisor believes this index is a better performance benchmark for comparison to the Fund's performance in light of its investment strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
EP Emerging Markets Small Companies Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EPASX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.08%
All other expenses	rr_Component2OtherExpensesOverAssets	0.64%
Other expenses	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.75%	[1]
One Year	rr_ExpenseExampleYear01	$ 620
Three Years	rr_ExpenseExampleYear03	1,036
Five Years	rr_ExpenseExampleYear05	1,477
Ten Years	rr_ExpenseExampleYear10	$ 2,699
Annual Return 2011	rr_AnnualReturn2011	(19.57%)
Annual Return 2012	rr_AnnualReturn2012	42.99%
Annual Return 2013	rr_AnnualReturn2013	7.20%
Annual Return 2014	rr_AnnualReturn2014	2.72%
Annual Return 2015	rr_AnnualReturn2015	(12.15%)
Annual Return 2016	rr_AnnualReturn2016	4.85%
Annual Return 2017	rr_AnnualReturn2017	34.38%
Annual Return 2018	rr_AnnualReturn2018	(21.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.86%)
1 Year	rr_AverageAnnualReturnYear01	(24.98%)
5 Years	rr_AverageAnnualReturnYear05	(0.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010
EP Emerging Markets Small Companies Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EPEIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.08%
All other expenses	rr_Component2OtherExpensesOverAssets	0.64%
Other expenses	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%	[1]
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	537
Five Years	rr_ExpenseExampleYear05	947
Ten Years	rr_ExpenseExampleYear10	$ 2,091
1 Year	rr_AverageAnnualReturnYear01	(21.23%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.24%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013	[2]
EP Emerging Markets Small Companies Fund | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.80%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.86%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010	[3]
EP Emerging Markets Small Companies Fund | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.52%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.69%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010	[3]
EP Emerging Markets Small Companies Fund | MSCI EM Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.59%)
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010
EP Emerging Markets Small Companies Fund | MSCI All Country Asia Ex-Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.87%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010

[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[2]	Class A shares were first offered on December 1, 2010. Class I were first offered on July 16, 2013. The performance figures for Class I include the performance for the Class A for the periods prior to the start date of Class I. Class A imposes higher expenses than Class I.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.